CONSOLIDATED STATEMENT OF EQUITY In Millions, unless otherwise specified	Total USD ($)	TC PipeLines, LP	Equity Attributable to Controlling Interests USD ($)	Common Shares USD ($)	Preferred Shares USD ($)	Additional Paid-In Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Loss USD ($)	Equity Attributable to Non-Controlling Interests USD ($)	Equity Attributable to Non-Controlling Interests TC PipeLines, LP CAD		Equity Attributable to Non-Controlling Interests Portland CAD
Balance at Dec. 31, 2010				$ 11,636	$ 389	$ 359	$ 4,236	$ (1,243)	$ 768
Increase (decrease) in equity
Shares issued on exercise of stock options (Note 19)				2,401
Redemption of preferred shares					0
Issuance of stock options, net of exercises						5
Dilution impact from TC PipeLines, LP units issued (Note 25)						30				321
Net income attributable to controlling interests	1,525						1,525
Common share dividends							(1,178)
Preferred share dividends							(22)
Other comprehensive income/(loss)	(171)							(206)
Net income attributable to non-controlling interests										101
Net income attributable to non-controlling interests	107									101	[1]	6	[2]
Other comprehensive income/(loss) attributable to non-controlling interests									35
Issuance of TC PipeLines, LP units
Decrease in TransCanada's ownership of TC PipeLines, LP										(50)
Distributions declared to non-controlling interests									(109)
Redemption of subsidiary's preferred shares						0
Foreign exchange and other									4
Balance at Dec. 31, 2011	19,008		17,932	14,037	389	394	4,561	(1,449)	1,076
Increase (decrease) in equity
Shares issued on exercise of stock options (Note 19)				269
Redemption of preferred shares					0
Issuance of stock options, net of exercises						6
Dilution impact from TC PipeLines, LP units issued (Note 25)						0				0
Net income attributable to controlling interests	1,360						1,360
Common share dividends							(1,242)
Preferred share dividends							(22)
Other comprehensive income/(loss)	(20)							1
Net income attributable to non-controlling interests										91
Net income attributable to non-controlling interests	96									91	[1]	5	[2]
Other comprehensive income/(loss) attributable to non-controlling interests									(21)
Issuance of TC PipeLines, LP units
Decrease in TransCanada's ownership of TC PipeLines, LP										0
Distributions declared to non-controlling interests									(113)
Redemption of subsidiary's preferred shares						0
Foreign exchange and other									(2)
Balance at Dec. 31, 2012	19,340		18,304	14,306	389	400	4,657	(1,448)	1,036
Increase (decrease) in equity
Shares issued on exercise of stock options (Note 19)				899
Redemption of preferred shares					(195)
Issuance of stock options, net of exercises						7
Dilution impact from TC PipeLines, LP units issued (Note 25)						29				384
Net income attributable to controlling interests	1,789						1,789
Common share dividends							(1,301)
Preferred share dividends							(20)
Other comprehensive income/(loss)	580							514
Net income attributable to non-controlling interests										93
Net income attributable to non-controlling interests	105									93	[1]	12	[2]
Other comprehensive income/(loss) attributable to non-controlling interests									66
Issuance of TC PipeLines, LP units
Decrease in TransCanada's ownership of TC PipeLines, LP										(47)
Distributions declared to non-controlling interests									(146)
Redemption of subsidiary's preferred shares						(5)
Foreign exchange and other									19
Balance at Dec. 31, 2013	$ 21,438		$ 20,021	$ 15,205	$ 194	$ 431	$ 5,125	$ (934)	$ 1,417

[1]	In May 2013, the non-controlling interest in TC PipeLines, LP increased from 66.7 per cent to 71.1 per cent due to the issuance of equity to non-controlling interests in TC PipeLines, LP. In July 2013, TCPL sold 45 per cent interests in GTN LLC and Bison LLC to TC PipeLines, LP (See Note 25). The non-controlling interest in TC PipeLines, LP from January 2010 to May 2011 was 61.8 per cent and 66.7 per cent from May 2011 to May 2013.
[2]	The non-controlling interest in Portland as at December 31, 2013 represented the 38.3 per cent interest not owned by TCPL (2012 and 2011 - 38.3 per cent).